UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Income Fund

Portfolio of Investments

September 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 106.7%
Brazil - 1.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/25	BRL	148,570	$33,370,047

United States - 104.8%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	76,388	79,948,827
5.375%, 2/15/31		1,961	2,721,552
6.25%, 5/15/30 (a)		250,000	371,438,750
6.375%, 8/15/27 (a)		260,000	374,596,300
6.50%, 11/15/26 (a)		183,000	262,419,072
8.00%, 11/15/21		27,000	37,049,427
8.75%, 8/15/20		39,500	53,236,520
U.S. Treasury Notes
1.25%, 1/31/20		33,000	32,964,756
2.125%, 8/31/20 (a)		150,000	155,222,700
2.375%, 12/31/20		23,080	24,128,824
3.125%, 5/15/21 (a)		95,000	103,013,155
3.50%, 5/15/20		27,608	30,265,629
3.625%, 2/15/21 (a)(b)(c)		295,000	327,307,810

			1,854,313,322

Total Governments - Treasuries (cost $1,811,301,435)			1,887,683,369

CORPORATES - NON-INVESTMENT GRADE - 13.0%
Industrial - 10.6%
Basic - 0.9%
ArcelorMittal
7.75%, 10/15/39		1,846	1,504,490
Arch Coal, Inc.
7.00%, 6/15/19		2,100	157,500
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (d)		1,759	1,543,522
Commercial Metals Co.
7.35%, 8/15/18		2,644	2,796,030
Lundin Mining Corp.
7.50%, 11/01/20 (d)		659	637,583
7.875%, 11/01/22 (d)		1,307	1,254,720
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/28 (e)(f)		1,407	267,330
Novelis, Inc.
8.75%, 12/15/20		837	805,780
Teck Resources Ltd.
4.50%, 1/15/21		3,550	2,392,700
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		4,398	2,517,855
Univar USA, Inc.
6.75%, 7/15/23 (d)		1,666	1,545,215

			15,422,725

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.6%
Apex Tool Group LLC
7.00%, 2/01/21 (d)	U.S.$	1,955	$1,603,100
Berry Plastics Corp.
5.125%, 7/15/23		1,536	1,447,680
Bombardier, Inc.
4.75%, 4/15/19 (d)		3,450	2,777,250
7.50%, 3/15/25 (d)		2,438	1,828,500
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		690	722,775
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23 (d)		1,157	1,164,231
Sealed Air Corp.
6.875%, 7/15/33 (d)		1,486	1,489,715
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		394	421,580

			11,454,831

Communications - Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		2,079	1,949,062
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		497	356,598
DISH DBS Corp.
5.875%, 11/15/24		3,303	2,805,486
Hughes Satellite Systems Corp.
7.625%, 6/15/21		3,111	3,332,659
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	3,966,562
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (d)		3,243	3,226,785
Quebecor Media, Inc.
5.75%, 1/15/23		2,145	2,112,825
Time, Inc.
5.75%, 4/15/22 (d)		2,285	2,136,475
Unitymedia GmbH
6.125%, 1/15/25 (d)		2,749	2,714,637
Univision Communications, Inc.
5.125%, 5/15/23 (d)		3,295	3,130,250
UPCB Finance IV Ltd.
5.375%, 1/15/25 (d)		2,700	2,538,000
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,077,550

			30,346,889

Communications - Telecommunications - 0.8%
Altice Luxembourg SA
7.75%, 5/15/22 (d)		1,342	1,221,220
Columbus International, Inc.
7.375%, 3/30/21 (d)		3,872	3,992,003
Frontier Communications Corp.
6.25%, 9/15/21		3,000	2,497,500

	Principal Amount (000)		U.S. $ Value
Numericable-SFR SAS
6.25%, 5/15/24 (d)	U.S.$	766	$737,275
Sable International Finance Ltd.
6.875%, 8/01/22 (d)		657	661,928
Sprint Corp.
7.625%, 2/15/25		2,635	2,040,478
Windstream Services LLC
7.50%, 4/01/23 (a)		2,000	1,480,000
7.75%, 10/01/21		1,070	829,250

			13,459,654

Consumer Cyclical - Automotive - 0.4%
Affinia Group, Inc.
7.75%, 5/01/21		238	249,900
Exide Technologies
Series AI
7.00%, 4/30/25 (g)(h)(i)(j)		2,249	1,722,555
11.00%, 4/30/20 (j)(k)		5,143	4,268,790

			6,241,245

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
5.75%, 6/15/25		1,692	1,645,470

Consumer Cyclical - Other - 0.5%
International Game Technology PLC
6.25%, 2/15/22 (d)		2,605	2,422,650
6.50%, 2/15/25 (d)		350	315,000
MGM Resorts International
6.625%, 12/15/21		744	762,600
6.75%, 10/01/20		1,700	1,755,250
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (d)		697	712,682
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (d)		2,018	2,023,045

			7,991,227

Consumer Cyclical - Retailers - 0.6%
American Tire Distributors, Inc.
10.25%, 3/01/22 (d)		3,855	3,932,100
Dollar Tree, Inc.
5.75%, 3/01/23 (d)		2,475	2,567,813
Dufry Finance SCA
4.50%, 8/01/23 (d)	EUR	1,373	1,564,950
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22	U.S.$	1,870	1,926,343
Party City Holdings, Inc.
6.125%, 8/15/23 (d)		1,090	1,098,175

			11,089,381

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 2.0%
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (d)	U.S.$	2,965	$2,690,738
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		3,286	3,355,696
ConvaTec Finance International SA
8.25% (8.25% Cash or 9.00% PIK), 1/15/19 (d)(j)		3,860	3,792,450
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (d)		1,434	1,416,075
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (d)		408	409,020
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (d)	EUR	1,750	2,060,613
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/01/23 (d)	U.S.$	1,200	1,167,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		4,000	4,187,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (d)		653	581,986
Post Holdings, Inc.
6.00%, 12/15/22 (d)		869	833,154
7.375%, 2/15/22		705	715,575
7.75%, 3/15/24 (d)		1,069	1,095,725
8.00%, 7/15/25 (d)		1,066	1,097,980
PRA Holdings, Inc.
9.50%, 10/01/23 (d)		2,231	2,459,678
Smithfield Foods, Inc.
5.875%, 8/01/21 (d)		2,597	2,661,925
Spectrum Brands, Inc.
5.75%, 7/15/25 (d)		2,897	2,954,940
Sterigenics-Nordion Holdings LLC
6.50%, 5/15/23 (d)		384	381,120
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23 (d)		1,130	1,079,150
6.125%, 4/15/25 (d)		3,277	3,121,342

			36,061,167

Energy - 1.9%
Antero Resources Corp.
5.375%, 11/01/21		792	696,960
Berry Petroleum Co. LLC
6.375%, 9/15/22		3,107	930,174
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		320	223,200
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		1,374	491,205
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		372	347,820

	Principal Amount (000)		U.S. $ Value
Denbury Resources, Inc.
4.625%, 7/15/23	U.S.$	2,591	$1,399,140
5.50%, 5/01/22		2,257	1,342,915
Energy XXI Gulf Coast, Inc.
11.00%, 3/15/20 (d)		2,102	987,940
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20		1,524	1,310,640
Golden Energy Offshore Services AS
8.41%, 5/28/17 (e)(l)	NOK	8,451	362,322
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20	U.S.$	2,196	2,086,200
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		2,737	2,128,018
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		3,090	2,101,200
Newfield Exploration Co.
5.625%, 7/01/24		984	929,880
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (d)		1,300	1,062,750
Offshore Group Investment Ltd.
7.125%, 4/01/23		3,068	981,760
Paragon Offshore PLC
6.75%, 7/15/22 (d)		849	110,370
7.25%, 8/15/24 (d)		3,230	419,900
Sabine Pass Liquefaction LLC
5.625%, 3/01/25 (d)		3,686	3,248,287
SandRidge Energy, Inc.
7.50%, 2/15/23		1,259	271,472
SM Energy Co.
5.625%, 6/01/25		946	813,560
6.50%, 1/01/23		731	679,830
Southern Star Central Corp.
5.125%, 7/15/22 (d)		2,000	1,920,000
Tervita Corp.
8.00%, 11/15/18 (d)		3,547	2,660,250
Transocean, Inc.
7.50%, 4/15/31		2,200	1,419,000
Whiting Petroleum Corp.
5.75%, 3/15/21		1,940	1,679,070
6.25%, 4/01/23		2,947	2,549,155
WPX Energy, Inc.
8.25%, 8/01/23		900	816,750

			33,969,768

Other Industrial - 0.2%
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (d)		3,300	3,378,375

Services - 0.2%
Service Corp. International/US
7.50%, 4/01/27		3,300	3,729,000

	Principal Amount (000)		U.S. $ Value
Technology - 0.4%
Avaya, Inc.
10.50%, 3/01/21 (d)	U.S.$	1,196	$550,160
Brightstar Corp.
9.50%, 12/01/16 (d)		1,600	1,612,000
Energizer Holdings, Inc.
5.50%, 6/15/25 (d)		1,163	1,132,471
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (d)		1,246	1,205,505
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (d)(j)		3,278	2,884,640

			7,384,776

Transportation - Services - 0.3%
Hertz Corp. (The)
5.875%, 10/15/20		2,710	2,678,835
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (d)		1,789	1,856,088
XPO Logistics, Inc.
6.50%, 6/15/22 (d)		1,815	1,534,809

			6,069,732

			188,244,240

Financial Institutions - 1.6%
Banking - 1.3%
Barclays Bank PLC
6.86%, 6/15/32 (d)(m)		656	744,560
7.625%, 11/21/22		654	732,889
Citigroup, Inc.
5.95%, 1/30/23 (m)		2,055	1,994,634
Series P
5.95%, 5/15/25 (m)		1,850	1,762,125
Commerzbank AG
8.125%, 9/19/23 (d)		3,610	4,186,192
Credit Agricole SA
7.589%, 1/30/20 (m)	GBP	1,150	1,891,882
7.875%, 1/23/24 (a)(d)(m)	U.S.$	549	545,569
Credit Suisse Group AG
7.50%, 12/11/23 (d)(m)		2,066	2,153,805
Intesa Sanpaolo SpA
5.017%, 6/26/24 (d)		2,922	2,883,424
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (d)		2,106	2,295,306
Societe Generale SA
8.00%, 9/29/25 (d)(m)		3,750	3,692,040

			22,882,426

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Creditcorp
12.00%, 7/15/18 (d)	U.S.$	2,000	$1,542,500

Other Finance - 0.1%
ACE Cash Express, Inc.
11.00%, 2/01/19 (d)		779	268,755
iPayment, Inc.
9.50%, 12/15/19 (d)		88	87,191
Series AI
9.50%, 12/15/19		1,763	1,745,803

			2,101,749

REITS - 0.1%
FelCor Lodging LP
6.00%, 6/01/25		1,018	1,018,000

			27,544,675

Utility - 0.8%
Electric - 0.8%
Calpine Corp.
7.875%, 1/15/23 (d)		2,187	2,334,623
Dynegy, Inc.
7.375%, 11/01/22		2,895	2,920,331
7.625%, 11/01/24		1,915	1,934,150
FirstEnergy Corp.
Series C
7.375%, 11/15/31		1,552	1,873,082
GenOn Energy, Inc.
7.875%, 6/15/17		2,100	1,968,750
9.50%, 10/15/18		2,087	1,930,475
Talen Energy Supply LLC
4.60%, 12/15/21		965	801,433

			13,762,844

Total Corporates - Non-Investment Grade (cost $261,068,898)			229,551,759

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
GSE Risk Share Floating Rate - 3.5%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.689%, 7/25/25 (d)(l)		6,300	6,296,063
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.344%, 7/25/23 (l)		3,250	3,763,941
Series 2013-DN2, Class M2
4.444%, 11/25/23 (l)		5,605	5,590,346
Series 2014-DN1, Class M2
2.394%, 2/25/24 (l)		4,085	4,092,264
Series 2014-DN1, Class M3
4.694%, 2/25/24 (l)		4,455	4,446,025
Series 2014-DN2, Class M3
3.794%, 4/25/24 (l)		4,170	3,916,005

	Principal Amount (000)		U.S. $ Value
Series 2014-DN3, Class M3
4.194%, 8/25/24 (l)	U.S.$	5,065	$4,926,557
Series 2014-DN4, Class M3
4.744%, 10/25/24 (l)		700	700,838
Series 2014-HQ2, Class M3
3.944%, 9/25/24 (l)		1,010	944,842
Series 2015-DNA1, Class M3
3.494%, 10/25/27 (l)		505	476,435
Series 2015-DNA2, Class M2
2.794%, 12/25/27 (l)		5,920	5,943,587
Series 2015-HQA1, Class B
8.994%, 3/25/28 (l)		1,590	1,584,005
Series 2015-HQA1, Class M3
4.894%, 3/25/28 (l)		1,845	1,842,100
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.594%, 1/25/24 (l)		1,606	1,608,504
Series 2014-C04, Class 1M2
5.094%, 11/25/24 (l)		6,100	6,116,498
Series 2015-C01, Class 1M2
4.494%, 2/25/25 (l)		4,520	4,392,753
Series 2015-C03, Class 1M2
5.194%, 7/25/25 (l)		1,221	1,217,662
Series 2015-C03, Class 2M2
5.194%, 7/25/25 (l)		2,720	2,716,709
JP Morgan Madison Avenue Securities Trust
Series 2015-1
Series 2015-CH1, Class M2
5.696%, 10/25/25 (d)(l)		2,230	2,207,700

			62,782,834

Non-Agency Fixed Rate - 1.7%
BCAP LLC Trust
Series 2009-RR13, Class 17A3
6.056%, 4/26/37 (d)		806	673,304
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (d)		1,219	1,033,513
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		1,493	1,387,583
Series 2007-3, Class A30
5.75%, 4/25/37		1,581	1,447,161
Series 2007-HY4, Class 1A1
2.674%, 9/25/47		863	770,582
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		4,226	3,918,448
Series 2007-AR4, Class 1A1A
5.377%, 3/25/37		646	613,485
Series 2010-3, Class 2A2
7.063%, 8/25/37 (d)		731	641,636

	Principal Amount (000)		U.S. $ Value
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36	U.S.$	245	$222,943
Series 2006-19CB, Class A24
6.00%, 8/25/36		157	144,587
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,312	2,072,530
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,919	1,723,451
Series 2007-13, Class A2
6.00%, 6/25/47		2,778	2,331,895
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (d)		173	129,751
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (d)		67	63,847
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (d)		938	920,362
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,543	1,344,260
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.232%, 9/25/36		2,269	1,849,830
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		993	908,311
Series 2007-10XS, Class A2
6.25%, 7/25/47		1,192	871,771
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (d)		1,902	1,676,031
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.641%, 12/28/37		4,164	3,847,734
Series 2007-AR8, Class A1
2.721%, 11/25/37		1,679	1,477,816

			30,070,831

Non-Agency Floating Rate - 0.7%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.444%, 4/25/37 (l)		898	478,235
Series 2007-FA2, Class 1A5
0.494%, 4/25/37 (l)		1,017	545,424
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.802%, 7/25/37 (l)(n)		1,140	316,794
Residential Accredit Loans, Inc. Trust
Series 2006-QA4, Class A
0.374%, 5/25/36 (l)		3,435	2,779,805
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.899%, 2/25/47 (l)		4,325	3,449,288
Series 2007-OA4, Class A1A

	Principal Amount (000)		U.S. $ Value
0.959%, 4/25/47 (l)	U.S.$	5,200	$3,926,031

			11,495,577

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (n)		13,724	1,113,756
Government National Mortgage Association
Series 2013-170, Class MI
4.50%, 11/20/43 (n)		9,791	1,476,540

			2,590,296

Total Collateralized Mortgage Obligations (cost $106,406,930)			106,939,538

CORPORATES - INVESTMENT GRADE - 4.6%
Industrial - 2.4%
Basic - 0.5%
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	993,300
GTL Trade Finance, Inc.
5.893%, 4/29/24 (d)		2,711	2,250,130
7.25%, 4/16/44 (d)		274	206,870
Minsur SA
6.25%, 2/07/24 (d)		285	285,942
Southern Copper Corp.
7.50%, 7/27/35		5,107	4,956,037

			8,692,279

Capital Goods - 0.3%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (d)		6,760	3,718,000
5.25%, 6/27/29 (d)		2,103	1,114,331

			4,832,331

Communications - Telecommunications - 0.7%
Qwest Corp.
6.875%, 9/15/33		1,275	1,230,969
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	5,863,605
Verizon Communications, Inc.
4.522%, 9/15/48		6,159	5,412,456

			12,507,030

Consumer Cyclical - Retailers - 0.1%
Kohl’s Corp.
4.25%, 7/17/25		2,522	2,526,411

Consumer Non-Cyclical - 0.3%
Kraft Heinz Foods Co.
2.80%, 7/02/20 (d)		2,700	2,717,690
3.50%, 7/15/22 (d)		2,294	2,343,362

	Principal Amount (000)		U.S. $ Value
Reynolds American, Inc.
5.70%, 8/15/35	U.S.$	650	$706,336

			5,767,388

Energy - 0.4%
Noble Energy, Inc.
5.875%, 6/01/24		1,322	1,315,390
Reliance Holding USA, Inc.
5.40%, 2/14/22 (d)		3,568	3,898,208
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	2,313,948

			7,527,546

Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		1,284	1,489,086

			43,342,071

Financial Institutions - 2.0%
Banking - 0.5%
Credit Suisse AG
6.50%, 8/08/23 (d)		3,900	4,312,710
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (d)(m)		884	1,330,420
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (m)		2,998	3,121,667
Nordea Bank AB
6.125%, 9/23/24 (d)(m)		596	587,060

			9,351,857

Insurance - 1.5%
AIG Life Holdings, Inc.
8.125%, 3/15/46 (d)		509	671,880
American International Group, Inc.
8.175%, 5/15/58		2,525	3,339,312
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	6,176,060
Great-West Life & Annuity Insurance Capital LP II
7.153%, 5/16/46 (d)		2,707	2,734,341
Humana, Inc.
8.15%, 6/15/38		1,650	2,350,742
MetLife, Inc.
6.40%, 12/15/36		3,345	3,646,050
Series C
5.25%, 6/15/20 (m)		1,799	1,781,010
Pacific Life Insurance Co.
9.25%, 6/15/39 (d)		1,500	2,236,005

	Principal Amount (000)		U.S. $ Value
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,122	$2,835,917

			25,771,317

			35,123,174

Utility - 0.2%
Electric - 0.2%
ComEd Financing III
6.35%, 3/15/33		3,462	3,636,350

Total Corporates - Investment Grade (cost $81,330,653)			82,101,595

AGENCIES - 4.0%
Agency Debentures - 4.0%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,497,381
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	21,191,625
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		42,045	38,681,274

Total Agencies (cost $68,322,755)			71,370,280

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Non-Agency Fixed Rate CMBS - 3.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.734%, 6/10/49		1,517	1,562,578
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.261%, 11/10/46 (d)		6,525	6,107,811
Series 2014-GC21, Class D
4.996%, 5/10/47 (d)		6,052	5,527,303
Series 2014-GC23, Class D
4.658%, 7/10/47 (d)		1,323	1,191,817
Commercial Mortgage Trust
Series 2014-LC17, Class D
3.687%, 10/10/47 (d)		3,549	2,904,587
Series 2014-UBS5, Class D
3.495%, 9/10/47 (d)		1,041	834,755
Series 2015-DC1, Class D
4.499%, 2/10/48 (d)		2,730	2,310,581
Csail Commercial Mortgage Trust
Series 2015-C2, Class D
4.353%, 6/15/57		4,091	3,571,772
GS Mortgage Securities Trust
Series 2013-GC13, Class D
4.205%, 7/10/46 (d)		9,440	8,493,857
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ
6.455%, 9/15/45		1,750	1,822,243

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	U.S.$	6,667	$6,694,259
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (d)		1,194	973,134
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (d)		3,781	3,161,614
Series 2015-LC20, Class D
4.511%, 4/15/50 (d)		4,000	3,354,904
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.038%, 8/15/45 (d)		4,000	3,975,692
Series 2014-C23, Class D
4.138%, 10/15/57 (d)		2,699	2,285,498

			54,772,405

Non-Agency Floating Rate CMBS - 0.2%
Great Wolf Trust
Series 2015-WOLF, Class A
1.657%, 5/15/34 (d)(l)		4,138	4,116,271
Indus Eclipse PLC
Series 2007-1X, Class B
0.831%, 1/25/20 (d)(l)	GBP	7	10,881

			4,127,152

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.018%, 11/16/45 (n)	U.S.$	552	581

Total Commercial Mortgage-Backed Securities (cost $59,614,500)			58,900,138

EMERGING MARKETS - CORPORATE BONDS - 1.5%
Industrial - 1.5%
Basic - 0.2%
Elementia SAB de CV
5.50%, 1/15/25 (d)		1,039	971,465
Vedanta Resources PLC
6.00%, 1/31/19 (d)		855	619,736
8.25%, 6/07/21 (a)(d)		1,943	1,360,916
9.50%, 7/18/18 (a)(d)		610	509,806

			3,461,923

Capital Goods - 0.4%
Cemex SAB de CV
7.25%, 1/15/21 (d)		2,376	2,364,120

	Principal Amount (000)		U.S. $ Value
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (d)	U.S.$	1,954	$2,032,160
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (d)		2,185	2,185,218

			6,581,498

Communications - Telecommunications - 0.2%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (d)		2,016	1,991,405
Digicel Ltd.
6.00%, 4/15/21 (d)		1,500	1,368,750
6.75%, 3/01/23 (d)		385	346,500

			3,706,655

Consumer Cyclical - Retailers - 0.1%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (d)		2,350	2,348,825

Consumer Non-Cyclical - 0.5%
Cosan Luxembourg SA
5.00%, 3/14/23 (d)		1,361	1,020,750
9.50%, 3/14/18 (d)	BRL	3,117	614,673
Marfrig Holdings Europe BV
8.375%, 5/09/18 (d)	U.S.$	900	839,250
Marfrig Overseas Ltd.
9.50%, 5/04/20 (d)		4,151	4,026,470
Minerva Luxembourg SA
7.75%, 1/31/23 (d)		877	767,375
Tonon Luxembourg SA
7.25%, 1/24/20 (d)(j)		2,354	793,419
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(f)		4,738	64,437
10.875%, 1/13/20 (e)(f)		750	135,000
11.75%, 2/09/22 (e)(f)		1,690	16,900

			8,278,274

Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)(d)		2,843	2,444,980

Total Emerging Markets - Corporate Bonds (cost $36,368,078)			26,822,155

WHOLE LOAN TRUSTS - 1.4%
Performing Asset - 1.4%
Alpha Credit Debt Fund LLC
15.00%, 1/15/18 (g)(h)		1,570	1,569,622
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (g)(h)		334	333,951
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (g)(h)		409	408,532

	Principal Amount (000)		U.S. $ Value
Cara Aircraft Leasing 28868, Inc.
8.00%, 11/26/19 (g)(h)	U.S.$	387	$387,404
Deutsche Bank Mexico SA
8.00%, 10/31/34 (g)(h)	MXN	29,517	1,303,094
8.00%, 10/31/34 (g)(h)(o)		47,198	2,083,935
Ede Del Este SA (DPP)
12.00%, 3/31/16 (g)(h)	U.S.$	547	552,282
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (g)(h)		532	536,890
AlphaCredit Capital, SA de CV
17.25%, 8/06/19 (g)(h)	MXN	14,889	880,750
Recife Funding Ltd. Zero Coupon, 11/05/29 (g)(h)	U.S.$	2,884	2,999,250
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (g)(h)		1,272	1,272,204
Sheridan Auto Loan Holdings I,
10.00%, 3/31/20 (g)(h)		1,420	1,419,842
Sheridan Consumer Finance Trust
10.86%, 4/01/20 (g)(h)(l)		10,859	10,807,169

Total Whole Loan Trusts (cost $25,483,505)			24,554,925

	Shares
COMMON STOCKS - 1.2%
Exide Technologies (h)(k)(p)		45,970	131,474
Ion Media Networks, Inc. Class A (g)(h)(p)		2,512	785,502
iPayment, Inc. (p)		110,385	550,049
Mt Logan Re Ltd. (Preference Shares) (k)(p)(q)		4,476	4,701,238
Mt Logan Re Ltd. (Preference Shares) (p)(q)		15,000	15,610,011

Total Common Stocks (cost $20,685,632)			21,778,274

	Principal Amount (000)
QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (d)	U.S.$	6,188	6,644,674

Mexico - 0.4%
Petroleos Mexicanos
5.625%, 1/23/46 (d)		4,710	3,836,060
6.50%, 6/02/41		4,900	4,507,020

			8,343,080

	Principal Amount (000)		U.S. $ Value
South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)(d)	U.S.$	1,070	$1,006,795

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17 (d)		7,500	3,370,500

Total Quasi-Sovereigns (cost $23,149,199)			19,365,049

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.9%
United States - 0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		1,950	1,608,477
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		1,575	1,407,924
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		5,915	4,994,153
State of Illinois
Series 2010
7.35%, 7/01/35		3,330	3,587,242
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		2,560	2,928,998
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		1,850	1,344,784

Total Local Governments - Municipal Bonds (cost $15,884,726)			15,871,578

EMERGING MARKETS - SOVEREIGNS - 0.9%
Dominican Republic - 0.1%
Dominican Republic International Bond
7.45%, 4/30/44 (d)		1,873	1,915,143

El Salvador - 0.3%
El Salvador Government International Bond
7.65%, 6/15/35 (d)		5,957	5,309,176

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (d)		2,440	2,164,671

Jamaica - 0.1%
Jamaica Government International Bond
7.875%, 7/28/45		1,954	1,954,000

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (d)		1,700	1,744,074

	Principal Amount (000)		U.S. $ Value
Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (d)	U.S.$	1,236	$1,248,356

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (d)		1,553	1,242,400

Total Emerging Markets - Sovereigns (cost $15,285,444)			15,577,820

	Shares
PREFERRED STOCKS - 0.7%
Financial Institutions - 0.5%
Banking - 0.3%
US Bancorp
Series F
6.50%		180,000	5,169,600

REITS - 0.2%
Digital Realty Trust, Inc.
6.35%		100,000	2,474,000
National Retail Properties, Inc.
Series E
5.70%		26,000	636,740
Public Storage
Series W
5.20%		28,475	675,996
Public Storage
Series X
5.20%		2,000	47,760

			3,834,496

			9,004,096

Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Ventas Realty LP/Ventas Capital Corp.
5.45%		139,500	3,487,500

Total Preferred Stocks (cost $11,627,365)			12,491,596

	Principal Amount (000)
BANK LOANS - 0.5%
Industrial - 0.5%
Basic - 0.1%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75%, 6/30/19 (l)	U.S.$	922	751,758
Magnetation LLC
12.00%, 11/11/15 (g)(h)(j)		1,554	1,387,913

			2,139,671

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.1%
TWCC Holding Corp.
7.00%, 6/26/20 (l)	U.S.$	1,550	$1,440,539

Consumer Non-Cyclical - 0.1%
Pharmedium Healthcare Corp.
7.75%, 1/28/22 (l)		1,902	1,873,080

Energy - 0.1%
Atlas 2014-1 Ltd.
6.88%, 1/15/21		1,833	1,824,233

Other Industrial - 0.1%
Unifrax Holding Co.
4.50%, 11/28/18 (l)	EUR	749	832,288

Technology - 0.0%
Avaya Inc.
4.69%, 10/26/17 (l)	U.S.$	154	133,597

Total Bank Loans (cost $8,907,377)			8,243,408

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.2%
Petrobras Global Finance BV
5.375%, 1/27/21		5,000	3,637,500

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (d)		1,148	1,171,006

United Kingdom - 0.2%
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (m)		3,065	3,087,987

Total Governments - Sovereign Agencies (cost $9,367,277)			7,896,493

	Shares
INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
OCL Opportunities Fund I (g)(h)		16,259	1,804,784
OCL Opportunities Fund II (g)(h)		6,916	1,079,893

Total Investment Companies (cost $2,981,056)			2,884,677

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.1%
Autos - Fixed Rate - 0.1%
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (d)
(cost $2,127,200)	U.S.$	2,169	2,146,557

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond 8.50%, 10/12/35 (d) (cost $907,293)	U.S.$	801	$1,005,156

MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 1999
7.50%, 11/01/29		27	31,716
Series 1998
8.00%, 6/01/28		19	22,602

Total Mortgage Pass-Throughs (cost $46,266)			54,318

	Notional Amount (000)
OPTIONS PURCHASED - CALLS - 0.0%
Swaptions - 0.0%
CDX-NAHY Series 24 RTR, JPMorgan Chase Bank NA (Sell Protection) Expiration: Oct 2015, Exercise Rate: 106.00% (cost $98,010)		36,000	17,197

	Shares
SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.14% (r)(s) (cost $55,559,416)		55,559,416	55,559,416

Total Investments - 149.8% (cost $2,616,523,015) (t)			2,650,815,298
Other assets less liabilities - (49.8)%			(881,771,411)

Net Assets - 100.0%			$1,769,043,887

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	484	December 2015	$69,295,110	$69,776,777	$(481,667)
U.S. Long Bond (CBT) Futures	2,327	December 2015	363,564,667	366,138,906	(2,574,239)
U.S. T-Note 10 Yr (CBT) Futures	3,198	December 2015	409,494,318	411,692,531	(2,198,213)

					$(5,254,119)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	IDR	29,208,647	USD	1,982	10/09/15	$(12,454)
Barclays Bank PLC	USD	1,347	IDR	19,333,806	10/09/15	(26,959)
Barclays Bank PLC	TWD	278,804	USD	8,602	10/16/15	161,793
Barclays Bank PLC	SEK	158,168	EUR	19,083	11/05/15	20,152
BNP Paribas SA	MXN	68,797	USD	4,024	11/20/15	(29,624)
Credit Suisse International	EUR	16,512	USD	18,632	10/27/15	174,906
Deutsche Bank AG	IDR	202,254,083	USD	13,685	10/09/15	(127,124)
Deutsche Bank AG	EUR	36,623	USD	41,409	10/27/15	471,517
Goldman Sachs Bank USA	BRL	149,921	USD	37,736	10/02/15	(79,955)
Goldman Sachs Bank USA	USD	37,350	BRL	149,921	10/02/15	466,340
Goldman Sachs Bank USA	IDR	26,388,978	USD	1,793	10/09/15	(9,427)
Goldman Sachs Bank USA	NZD	980	USD	647	10/09/15	21,442
Goldman Sachs Bank USA	AUD	1,603	USD	1,123	10/30/15	(140)
Goldman Sachs Bank USA	BRL	149,921	USD	36,939	11/04/15	(462,309)
Goldman Sachs Bank USA	NOK	6,684	USD	816	11/05/15	31,063
Goldman Sachs Bank USA	USD	19,188	SEK	158,148	11/05/15	(279,392)
Royal Bank of Scotland PLC	USD	16,997	IDR	240,417,345	10/09/15	(578,046)
Royal Bank of Scotland PLC	GBP	1,722	USD	2,643	11/10/15	38,877
Standard Chartered Bank	BRL	149,921	USD	41,663	10/02/15	3,846,797
Standard Chartered Bank	USD	37,736	BRL	149,921	10/02/15	79,955
Standard Chartered Bank	MYR	68,411	USD	16,696	10/09/15	1,112,422
Standard Chartered Bank	USD	16,207	MYR	69,554	10/09/15	(363,651)
Standard Chartered Bank	SGD	50,392	USD	35,983	11/06/15	613,705
State Street Bank & Trust Co.	USD	53,386	JPY	6,410,967	10/23/15	67,490
State Street Bank & Trust Co.	NOK	347	USD	42	11/05/15	1,414

						$5,138,792

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 24, 5 Year Index	JPMorgan Chase Bank NA	Buy	103.00%	10/21/15	$18,000	$178,200	$(202,657)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00%	3.24%	$12,323	$666,388	$26,144
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.29	10,066	303,616	(169,408)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00	2,250	2,874	7,144

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	5.00%	$2,248	$2,871	$850
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00	2,248	2,871	(1,620)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00	2,248	2,871	1,523
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00	1,556	1,987	5,873
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00	1,555	1,986	8,669

				$985,464	$(120,825)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	91,930	3/10/17	0.973%	3 Month CDOR	$(225,346)
Morgan Stanley & Co., LLC/(CME Group)	AUD	115,610	3/11/17	2.140%	3 Month BBSW	(214,360)
Morgan Stanley & Co., LLC/(CME Group)	CAD	149,400	6/05/17	1.054%	3 Month CDOR	(573,149)
Morgan Stanley & Co., LLC/(CME Group)	AUD	208,120	6/09/17	2.200%	3 Month BBSW	(596,923)
Morgan Stanley & Co., LLC/(CME Group)	NZD	157,680	6/09/17	3.368%	3 Month BKBM	(2,036,888)
Morgan Stanley & Co., LLC/(CME Group)	GBP	17,170	6/05/20	6 Month LIBOR	1.651%	410,281
Morgan Stanley & Co., LLC/(CME Group)		12,260	6/05/20	6 Month LIBOR	1.644%	287,031
Morgan Stanley & Co., LLC/(CME Group)		$31,550	2/05/25	1.881%	3 Month LIBOR	126,823
Morgan Stanley & Co., LLC/(CME Group)		42,130	2/10/25	2.034%	3 Month LIBOR	(390,547)
Morgan Stanley & Co., LLC/(CME Group)	CAD	11,800	3/10/25	3 Month CDOR	2.019%	178,933
Morgan Stanley & Co., LLC/(CME Group)	AUD	18,170	3/11/25	6 Month BBSW	2.973%	117,851
Morgan Stanley & Co., LLC/(CME Group)	CAD	19,810	6/05/25	3 Month CDOR	2.281%	671,481
Morgan Stanley & Co., LLC/(CME Group)	AUD	27,550	6/09/25	6 Month BBSW	3.384%	908,502
Morgan Stanley & Co., LLC/(CME Group)	NZD	18,390	6/09/25	3 Month BKBM	4.068%	709,893

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	18,390	6/09/25	3 Month BKBM	4.068%	$709,893
Morgan Stanley & Co., LLC/(CME Group)		$8,010	6/09/25	2.489%	3 Month LIBOR	(426,562)
Morgan Stanley & Co., LLC/(CME Group)		6,010	6/09/25	2.491%	3 Month LIBOR	(321,179)
Morgan Stanley & Co., LLC/(CME Group)	NZD	19,500	7/31/25	3.700%	3 Month BKBM	(234,295)
Morgan Stanley & Co., LLC/(CME Group)		$7,940	7/31/25	3 Month LIBOR	2.365%	295,871
Morgan Stanley & Co., LLC/(CME Group)	GBP	2,720	6/05/45	2.394%	6 Month LIBOR	(336,969)
Morgan Stanley & Co., LLC/(LCH Clearnet)		12,000	3/03/19	6 Month LIBOR	1.921%	466,029
Morgan Stanley & Co., LLC/(LCH Clearnet)		$60,150	1/21/24	2.948%	3 Month LIBOR	(5,492,460)
Morgan Stanley & Co., LLC/(LCH Clearnet)		47,150	3/25/24	2.887%	3 Month LIBOR	(3,866,008)
Morgan Stanley & Co., LLC/(LCH Clearnet)		46,860	4/02/24	2.851%	3 Month LIBOR	(4,314,619)

						$(14,146,717)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
CMBX.NA.BB.,
6.00%, 5/11/63*	5.00%	5.63%	$4,000	$(138,282)	$51,249	$(189,531)
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	591	(727)	(5,945)	5,218
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	238	(293)	(2,396)	2,103
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	241	(296)	(2,422)	2,126
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	347	(427)	(3,130)	2,703

				$(140,025)	$37,356	$(177,381)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at September 30, 2015
Barclays Capital, Inc.+	(0.50)%*	—	$525,427
Barclays Capital, Inc.+	(0.50)%*	—	1,844,498
Credit Suisse Securities (USA) LLC+	(1.00)%*	—	589,486
Credit Suisse Securities (USA) LLC+	(0.50)%*	—	1,036,145
Credit Suisse Securities (USA) LLC+	(0.50)%*	—	1,924,813
HSBC Bank USA	0.28%	10/19/15	109,069,254
HSBC Bank USA	0.29%	10/06/15	20,640,539
HSBC Bank USA	0.30%	10/06/15	61,368,950
HSBC Bank USA	0.30%	10/21/15	40,146,994
HSBC Bank USA	0.35%	11/09/15	77,731,023
HSBC Bank USA	0.40%	10/15/15	51,455,003
Jefferies & Co., Inc.	0.28%	10/13/15	61,871,061
Jefferies & Co., Inc.	0.32%	10/29/15	20,272,869
JPMorgan Chase Bank	(1.00)%*	10/07/15	513,132
JPMorgan Chase Bank	0.20%	10/27/15	72,767,037
JPMorgan Chase Bank	0.25%	10/14/15	49,941,488
JPMorgan Chase Bank	0.30%	10/13/15	35,819,919
JPMorgan Chase Bank	0.32%	11/16/15	71,570,406
JPMorgan Chase Bank	0.35%	11/12/15	50,893,273
JPMorgan Chase Bank	0.38%	11/12/15	199,727,257

			$929,708,574

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2015.
*	Interest payment due from counterparty.
(a)	Position, or a portion thereof, has been segregated to collateralize repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $268,647,477 or 15.2% of net assets.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of September 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS
8.41%, 5/28/17	5/14/14	$1,270,853	$362,322	0.02%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/28	2/19/15	861,788	267,330	0.02%

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	$745,965	$135,000	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,510,948	64,437	0.00%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	916,308	16,900	0.00%

(f)	Security is in default and is non-income producing.
(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)	Convertible security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2015.
(k)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies Series AI
11.00%, 4/30/20	4/30/14	$4,747,694	$4,268,790	0.24%
Exide Technologies	4/30/15	87,194	131,474	0.01%
Mt Logan Re Ltd. (Preference Shares)	12/30/14	4,476,000	4,701,238	0.27%

(l)	Floating Rate Security. Stated interest rate was in effect at September 30, 2015.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	IO - Interest Only
(o)	Variable rate coupon, rate shown as of September 30, 2015.
(p)	Non-income producing security.
(q)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(r)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(t)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $110,428,392 and gross unrealized depreciation of investments was $(76,136,109), resulting in net unrealized appreciation of $34,292,283.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)

CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
RTR	-	Right To Receive

Country Breakdown*

September 30, 2015 (unaudited)

89.1%	United States
2.1%	Brazil
1.0%	Mexico
0.9%	Canada
0.8%	Bermuda
0.5%	France
0.4%	United Kingdom
0.4%	Luxembourg
0.3%	Switzerland
0.3%	Indonesia
0.3%	Germany
0.2%	India
0.2%	Spain
1.4%	Other
2.1%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following countries: Australia, Barbados, Belgium, Dominican Republic, Guatemala, Italy, Ivory Coast, Jamaica, Morocco, Netherlands, Norway, Pakistan, Peru, South Africa, Sri Lanka, Sweden, Venezuela and Zambia.

AB Income Fund

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,887,683,369	$	– 0	–	$1,887,683,369
Corporates - Non-Investment Grade		– 0	–	223,198,092		6,353,667		229,551,759
Collateralized Mortgage Obligations		– 0	–	2,590,296		104,349,242		106,939,538
Corporates - Investment Grade		– 0	–	82,101,595		– 0	–	82,101,595
Agencies		– 0	–	71,370,280		– 0	–	71,370,280

Investments in Securities:	Level 1		Level 2		Level 3		Total
Commercial Mortgage-Backed Securities	– 0	–	4,116,852		54,783,286		58,900,138
Emerging Markets - Corporate Bonds	– 0	–	26,822,155		– 0	–	26,822,155
Whole Loan Trusts	– 0	–	– 0	–	24,554,925		24,554,925
Common Stocks	– 0	–	– 0	–	21,778,274		21,778,274
Quasi-Sovereigns	– 0	–	19,365,049		– 0	–	19,365,049
Local Governments - Municipal Bonds	– 0	–	15,871,578		– 0	–	15,871,578
Emerging Markets - Sovereigns	– 0	–	15,577,820		– 0	–	15,577,820
Preferred Stocks	12,491,596		– 0	–	– 0	–	12,491,596
Bank Loans	– 0	–	– 0	–	8,243,408		8,243,408
Governments - Sovereign Agencies	– 0	–	7,896,493		– 0	–	7,896,493
Investment Companies	– 0	–	– 0	–	2,884,677		2,884,677
Asset-Backed Securities	– 0	–	2,146,557		– 0	–	2,146,557
Governments - Sovereign Bonds	– 0	–	1,005,156		– 0	–	1,005,156
Mortgage Pass-Throughs	– 0	–	54,318		– 0	–	54,318
Options Purchased - Calls	– 0	–	17,197		– 0	–	17,197
Short-Term Investments	55,559,416		– 0	–	– 0	–	55,559,416

Total Investments in Securities	68,051,012		2,359,816,807		222,947,479		2,650,815,298
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	7,107,873		– 0	–	7,107,873
Centrally Cleared Credit Default Swaps	– 0	–	50,203		– 0	–	50,203
Centrally Cleared Interest Rate Swaps	– 0	–	4,882,588		– 0	–	4,882,588
Credit Default Swaps	– 0	–	12,150		– 0	–	12,150
Liabilities:
Futures	(5,254,119)		– 0	–	– 0	–	(5,254,119)
Forward Currency Exchange Contracts	– 0	–	(1,969,081)		– 0	–	(1,969,081)
Credit Default Swaptions Written	– 0	–	(202,657)		– 0	–	(202,657)
Centrally Cleared Credit Default Swaps	– 0	–	(171,028)		– 0	–	(171,028)
Centrally Cleared Interest Rate Swaps	– 0	–	(19,029,305)		– 0	–	(19,029,305)
Credit Default Swaps	– 0	–	(189,531)		– 0	–	(189,531)

Total+	$62,796,893		$2,350,308,019		$222,947,479		$2,636,052,391

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade		Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$4,961,200		$87,500,657		$47,313,294
Accrued discounts/(premiums)	32,651		224,692		101,576
Realized gain (loss)	1,398		318,714		302,160
Change in unrealized appreciation/depreciation	(1,319,001)		(393,023)		(2,181,298)
Purchases/Payups	6,666,014		33,019,725		14,354,194
Sales/Paydowns	(2,225,158)		(16,321,523)		(5,106,640)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(1,763,437)		– 0	–	– 0	–

Balance as of 9/30/15	$6,353,667		$104,349,242		$54,783,286

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15	$(1,289,802)		$(121,026)		$(1,920,106)

	Whole Loan Trusts		Common Stocks		Bank Loans
Balance as of 12/31/14	$16,795,929		$1,258,032		$23,689,120
Accrued discounts/(premiums)	27,352		– 0	–	36,879
Realized gain (loss)	(11,013)		278,102		(290,465)
Change in unrealized appreciation/depreciation	836,168		957,048		795,304
Purchases	14,655,052		19,563,194		3,347,372
Sales	(7,748,563)		(278,102)		(19,334,802)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 9/30/15	$24,554,925		$21,778,274		$8,243,408

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15	$836,168		$1,230,809		$(388,484)

	Investment Companies		Total
Balance as of 12/31/14	$2,409,198		$183,927,430
Accrued discounts/(premiums)	– 0	–	423,150
Realized gain (loss)	– 0	–	598,896
Change in unrealized appreciation/depreciation	72,457		(1,232,345)
Purchases/Payups	403,022		92,008,573
Sales/Paydowns	– 0	–	(51,014,788)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(1,763,437)

Balance as of 9/30/15	$2,884,677		$222,947,479	+

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15	$72,457		$(1,579,984)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2015. Securities priced by third party vendors or using prior transaction prices, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$1,722,555	Market Approach	Implied Enterprise Value		$521 mil – $604 mil /NA
Whole Loan Trusts	$3,387,029	Projected Cashflow	Level Yield		13.45% / NA
	$1,089,172	Projected Cashflow	Internal Rate of Return		9.57% / NA
	$880,750	Projected Cashflow	Internal Rate of Return		15.00% / NA
	$2,999,250	Market Approach	Underlying NAV of the collateral		$104.01 / NA
	$10,807,169	Discontinued Cashflow	Level Yield		10.94% / NA
Common Stocks	$131,474	Option Pricing Model	Enterprise Value Excericse Price Years to Expiration EV Volatility % Risk Free Rate	$ $	521 mim – $604 mil /NA 730 mil – $830 mil /NA 3yr – 5 yr / NA 24.5% – 27.7% / NA 1.01% – 1.57% / NA
	$785,502	Market Approach	EBITDA Projection*		$179.1 mil / NA
Bank Loans	$1,387,913	Market Approach	EBITDA* EBITDA Multiple Scrap Value	$ $	28 mil – $70 mil /NA 6X 154 mil / NA

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 20, 2015